Commitments and Contingencies (Details Narrative) (10-K) - USD ($)							6 Months Ended		12 Months Ended
	Apr. 12, 2018	Nov. 14, 2017	Oct. 09, 2017	Jan. 03, 2017	Aug. 16, 2016	Sep. 14, 2015	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	May 11, 2016
Operating lease term				5 years		6 months
Operating lease monthly rental expense						$ 3,916	$ 82,721	$ 122,835	$ 277,252	$ 147,892
Security deposit				$ 29,297		$ 10,832	36,014		44,567	$ 13,332	$ 2,500
Direct costs estimated percentage				22.54%
Direct cost lease per month				$ 6,201
Payroll tax payments							$ 727,000		$ 354,245
Edwin Minassian [Member]
Loss contingency, damages sought, value	$ 7,080	$ 7,080			$ 100,000
Further alleges exchange percentage					2.00%
Loss contingency, damages awarded, value	$ 235,542	$ 235,542			$ 20,000
Ownership percentage	7.00%	7.00%			9.00%
Engagement Agreement [Member] | Placement Agent Member
Term of agreement			12 months
Payments of advance amount			$ 10,000
Cash placement fee percentage			8.00%
Warrant to purchase common stock, percentage			5.00%
Warrant exercise price percentage in the event of no warrants issued			110.00%
Proceeds from sale of public offerings			$ 15,000,000
Engagement Agreement [Member] | Placement Agent Member | Private Placement Closing [Member]
Warrant to purchase common stock, percentage			5.00%
Warrant exercise price percentage in the event of no warrants issued			125.00%
Percentage of additional shares acquire			15.00%
Underwriting discount or spread public offering price percentage			7.00%
Non-accountable expense allowance percentage			1.00%
Engagement Agreement [Member] | Minimum [Member]
Equity securities			$ 2,000,000
Engagement Agreement [Member] | Maximum [Member]
Equity securities			$ 3,000,000
Employment Agreement [Member] | Officer [Member]
Term of agreement				5 years
Sign-on-bonus				$ 50,000
Annual base salary				$ 350,000
Increase percentage of base salary				10.00%
Stock option to purchase shares of common stock				125,000
Stock option exercise price per share				$ 10.00
Employment Agreement [Member] | Vice-President [Member]
Term of agreement				5 years
Sign-on-bonus				$ 35,000
Annual base salary				$ 250,000
Increase percentage of base salary				10.00%
Employment Agreement [Member] | Chief Operating Officer and Secretary [Member]
Term of agreement				3 years
Annual base salary				$ 180,000
Increase percentage of base salary				10.00%
Employment Agreement [Member] | Chief Financial Officer [Member]
Term of agreement				3 years
Annual base salary				$ 250,000
Increase percentage of base salary				10.00%